Note 22 - Quaint Oak Bancorp, Inc. (Parent Company Only) - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 10,705	$ 33,913
Premises and equipment, net	2,653	2,341
Other assets	4,762	5,475
Total Assets	554,115	484,075
Subordinated debt	7,933	7,899
Stockholders’ equity	34,789	28,728
Total Liabilities and Stockholders’ Equity	554,115	484,075
Parent Company [Member]
Cash and cash equivalents	676	333
Investment in Quaint Oak Bank	40,556	34,766
Premises and equipment, net	1,474	1,513
Other assets	16	15
Total Assets	42,722	36,627
Subordinated debt	7,933	7,899
Stockholders’ equity	34,789	28,728
Total Liabilities and Stockholders’ Equity	$ 42,722	$ 36,627